Contracted concessional assets	6 Months Ended
Jun. 30, 2022
Contracted concessional assets [Abstract]
Contracted concessional assets
 Note 6. - Contracted concessional assets
Contracted concessional assets correspond to the assets of the Company recorded as intangible or financial assets in accordance with IFRIC 12, property plant and equipment in accordance with IAS 16, intangible assets in accordance with IAS 38 and financial asset in accordance with IFRS 16.
The detail of contracted concessional assets included in the heading ‘Contracted concessional assets’ as of June 30, 2022 and December 31, 2021 is as follows:

	Financial assets under IFRIC 12	Financial assets under IFRS 16	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Property, plant and equipment under IAS 16 and other intangible assets under IAS 38	Balance as of June 30, 2022
	($ in thousands)
Contracted concessional assets cost	841,790	3,023	8,881,929	89,067	930,800	10,746,609
Amortization and impairment	(75,440)	-	(2,846,410)	(15,322)	(164,485)	(3,101,657)
Total	766,350	3,023	6,035,519	73,745	766,315	7,644,952

	Financial assets under IFRIC 12	Financial assets under IFRS 16	Intangible assets under IFRIC 12	Intangible assets under IFRS 16 (Lessee)	Property, plant and equipment under IAS 16 and other intangible assets under IAS 38	Balance as of December 31, 2021
	($ in thousands)
Contracted concessional assets cost	874,525	2,843	9,202,539	82,818	856,410	11,019,135
Amortization and impairment	(62,889)	-	(2,769,345)	(14,105)	(151,228)	(2,997,567)
Total	811,636	2,843	6,433,194	68,713	705,182	8,021,568

The decrease in the contracted concessional assets cost is primarily due to the lower value of the Euro denominated assets since the exchange rate of the Euro decreased against the U.S. dollar since December 31, 2021.

No losses from impairment of contracted concessional assets, excluding the change in the provision for expected credit losses under IFRS 9, Financial instruments, were recorded during the six-month periods ended June 30, 2022 and 2021. The impairment provision based on the expected credit losses on contracted concessional financial assets increased by $13 million in the six-month period ended June 30, 2022 (decrease of $20 million in the six-month period ended June 30, 2021), primarily in ACT.